Geographic and Customer Concentration information (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Geographic Areas, Revenues from External Customers [Line Items]
Product sales	$ 1,423,218	$ 2,253,129	$ 10,498,726	$ 7,241,413
U.S. product sales [Member]
Geographic Areas, Revenues from External Customers [Line Items]
Product sales	1,030,122	1,842,877	9,549,015	6,179,050
Non-U.S. product sales [Member]
Geographic Areas, Revenues from External Customers [Line Items]
Product sales	$ 393,096	$ 410,251	$ 949,711	$ 1,062,363